FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Company's Warrant Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Claims Settlement Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 5,575
Fair value allocation at issuance			$ 9,627,408
Common stock issued			(7,432,488)
Loss on settlement of claims liability, net			395,379
Change in fair value			(2,584,724)
Fair value ending			5,575
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	397,401	$ 128,615	128,615
Fair value allocation at issuance	18,918,964
Exercises	(2,302,765)
Change in fair value	$ (11,396,260)	(127,300)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value ending	$ 5,617,340	$ 1,315	397,401
Warrant Liabilities [Member] | February 2026 Offering Common Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value allocation at issuance	14,055,705
Change in fair value	(8,975,165)
Fair value ending	5,080,540
Warrant Liabilities [Member] | February 2026 Offering Pre-Funded Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value allocation at issuance	4,863,259
Exercises	(2,302,765)
Change in fair value	(2,184,296)
Fair value ending	376,198
Warrant Liabilities [Member] | 2025 Offering Common Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	353,160
Change in fair value	(259,550)
Fair value ending	93,610		353,160
Warrant Liabilities [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	44,241
Change in fair value	22,751
Fair value ending	$ 66,992		$ 44,241